UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22800

IVY HIGH INCOME OPPORTUNITIES FUND

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Philip A. Shipp, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2019 to June 30, 2020

IVY HIGH INCOME OPPORTUNITIES FUND

Proxy Voting Record

Vote Summary Report

Reporting Period: 07/01/2019 to 06/30/2020

Location(s): All Locations

Institution Account(s): 10 Ivy High Income Opportunities Fund

ADVANZ PHARMA Corp.

Meeting Date:	12/17/2019	Country:	Canada	Primary Security ID:	00775M104
Record Date:	11/18/2019	Meeting Type:	Special	Ticker:	ADVZ

		Shares Voted:	9,332

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

	Meeting for Limited Voting, Class A, B, and C Special Shareholders	Mgmt

1	Approve Continuance of Company [Canada to Jersey] and Change Company Name to ADVANZ PHARMA Corp. Limited	Mgmt	For	Refer	For

ADVANZ PHARMA Corp. Ltd.

Meeting Date:	06/17/2020	Country:	Jersey	Primary Security ID:	G01022105
Record Date:	05/11/2020	Meeting Type:	Annual	Ticker:	CXRXF

		Shares Voted:	9,332

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

	Meeting for Limited Voting Shareholders	Mgmt

1a	Elect Director Adeel Ahmad	Mgmt	For	Refer	Withhold

1b	Elect Director Elmar Schnee	Mgmt	For	For	For

1c	Elect Director Frances Cloud	Mgmt	For	Refer	Withhold

1d	Elect Director Graeme Duncan	Mgmt	For	Refer	Withhold

1e	Elect Director Maurice Chagnaud	Mgmt	For	For	For

2	Approve PricewaterhouseCoopers LLP (UK) as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For	For

3	Amend Articles of Association	Mgmt	For	Refer	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY HIGH INCOME OPPORTUNITIES FUND
(Registrant)

By:	/s/ Philip A. Shipp
Philip A. Shipp, Assistant Secretary

Date:	August 31, 2020

By:	/s/ Philip J. Sanders
Philip J. Sanders, President and Principal Executive Officer

Date:	August 31, 2020